Taxation	12 Months Ended
Jun. 30, 2024
Taxation [Abstract]
Taxation
9.	Taxation

British Virgin Islands (“BVI”)

Helport AI Limited and its subsidiaries, Helport Limited and Helport BVI, are incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, Helport Limited is not subject to tax on income or capital gains. Additionally, upon payments of dividends by Helport AI Limited to its shareholders, no BVI withholding tax will be imposed.

Singapore

Helport Singapore is incorporated in Singapore and is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first $7,379 (SGD10,000) taxable income and 50% of the next $140,201 (SGD190,000) taxable income are exempted from income tax.

United States

Helport AI is incorporated in the United States is subject to state income tax and federal income tax depending upon taxable income levels. It did not have taxable income and no income tax expense was provided for the years ended June 30, 2024, 2023 and 2022.

The following table sets forth current and deferred portion of income tax expense of the Company’s subsidiaries:

	2024	2023	2022
Current income tax expense	$1,601,933	$970,755	$152,917
Deferred income tax	-	-	-
Total income tax expense	$1,601,933	$970,755	$152,917

A reconciliation between the Group’s actual provision for income taxes and the provision at the Singapore statutory rate is as follows:

	For the years ended June 30,
	2024	2023	2022
Income before income tax expenses	$8,971,052	$5,785,458	$974,877
Income tax expenses at the Singapore statutory rate	1,525,079	983,528	165,729
Impact of different tax rates in other jurisdictions	95,670	-	-
Effect of preferential tax rate	(18,816)	(12,773)	(12,812)
Total income tax expenses	$1,601,933	$970,755	$152,917

The Group did not recognize any deferred tax assets as of June 30, 2024 and 2023.

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2024, the Group did not have any significant unrecognized uncertain tax positions. The Group does not believe that its uncertain tax benefits position will materially change over the next twelve months. As of June 30, 2024, income for tax returns for the tax years from 2020 to 2023 remain open for statutory examination.